Commitments and Contingencies (Schedule of Purchase Obligations) (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013
Commitments and Contingencies Disclosure [Abstract]
Fiscal 2014	$ 74.9
Fiscal 2015	23.7
Fiscal 2016	22.3
Fiscal 2017	0
Fiscal 2018	$ 0